Thornburg Investment Management

SUPPLEMENT DATED JANUARY 11, 2013 TO THE SUMMARY PROSPECTUS FOR THORNBURG STRATEGIC INCOME FUND DATED FEBRUARY 1, 2012, AS REVISED OCTOBER 2, 2012, THE SUMMARY PROSPECTUS FOR THE RETIREMENT PLAN SHARES OF THORNBURG STRATEGIC INCOME FUND DATED MAY 1, 2012, AS REVISED OCTOBER 2, 2012, THE THORNBURG FUNDS' PROSPECTUS DATED FEBRUARY 1, 2012, AS SUPPLEMENTED OCTOBER 2, 2012, THE THORNBURG FUNDS' RETIREMENT PLAN SHARES PROSPECTUS DATED FEBRUARY 1, 2012, AS REVISED MAY 1, 2012 AND SUPPLEMENTED OCTOBER 2, 2012, THORNBURG INVESTMENT TRUST'S STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2012, AND THORNBURG INVESTMENT TRUST'S STATEMENT OF ADDITIONAL INFORMATION FOR RETIREMENT PLAN SHARES DATED FEBRUARY 1, 2012, AS REVISED MAY 1, 2012.

Effective February 1, 2013, after twenty-one years of service, George T. Strickland will be retiring from Thornburg Investment Management, Inc. As of that date Mr. Strickland will also step down as co-portfolio manager of Thornburg Strategic Income Fund, a position he has held since the inception of that Fund. Jason Brady will continue to serve as portfolio manager for Thornburg Strategic Income Fund.